Inventories - Schedule of Inventories Net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of inventories [line items]
Inventories	₩ 504,830	₩ 1,054,671
Merchandise
Disclosure of inventories [line items]
Inventories	391,896	906,089
Others
Disclosure of inventories [line items]
Inventories	112,934	148,582
Acquisition cost
Disclosure of inventories [line items]
Inventories	536,073	1,154,712
Acquisition cost | Merchandise
Disclosure of inventories [line items]
Inventories	423,084	1,005,606
Acquisition cost | Others
Disclosure of inventories [line items]
Inventories	112,989	149,106
Valuation allowance
Disclosure of inventories [line items]
Inventories	(31,243)	(100,041)
Valuation allowance | Merchandise
Disclosure of inventories [line items]
Inventories	(31,188)	(99,517)
Valuation allowance | Others
Disclosure of inventories [line items]
Inventories	₩ (55)	₩ (524)